Other related party transactions (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Other Related Party Transactions Details
Legal fees	$ 172,199	$ 62,645	$ 100,598